Acquisitions and Divestitures Acquisitions (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Sep. 30, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Business Acquisition [Line Items]
Asset Impairment Charges			$ 18.9	$ 2.1	$ 72.0
Wincor Nixdorf [Member]
Business Acquisition [Line Items]
Shares, Outstanding			29.8
Phoenix Interactive Design, Inc [Member]
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross	$ 72.9
Deferred Payments To Acquire Businesses	$ 12.6
Business Acquisition, Percentage of Voting Interests Acquired	100.00%
Cryptera AS [Member]
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross		$ 13.0
Business Acquisition, Percentage of Voting Interests Acquired		100.00%
Amount of Deferred Payments Related to Acquisition		10.00%
Cash Paid Per Share [Member] | Wincor Nixdorf [Member]
Business Acquisition [Line Items]
Business Acquisition, Share Price			$ 38.98
Common Shares Provided Per Share [Member] | Wincor Nixdorf [Member]
Business Acquisition [Line Items]
Business Acquisition, Share Price			$ 0.434